As filed with the United States Securities and Exchange Commission on April 11, 2014

1933 Act Registration No.  002-57526
1940 Act Registration No.  811-02699
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	X
Pre-Effective Amendment No.
Post-Effective Amendment No. 111	X
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 107	X
(Check appropriate box or boxes.)

AIM GROWTH SERIES (INVESCO GROWTH SERIES)
(Exact name of Registrant as Specified in Charter)

11 Greenway Plaza, Suite 1000, Houston, TX 77046
(Address of Principal Executive Offices)  (Zip Code)

Registrant's Telephone Number, including Area Code:  (713) 626-1919

John M. Zerr, Esquire
11 Greenway Plaza, Suite 1000, Houston, TX  77046
(Name and Address of Agent for Service)

Copy to:

Stephen R. Rimes, Esquire Invesco Advisers, Inc. 11 Greenway Plaza, Suite 1000 Houston, TX 77046-1173	E. Carolan Berkley, Esquire Stradley Ronon Stevens & Young, LLP 2005 Market Street, Suite 2600 Philadelphia, PA 19103-7018

Approximate Date of Proposed Public Offering:As soon as practicable after the effective date of this Amendment.

It is proposed that this filing will become effective (check appropriate box):

       immediately upon filing pursuant to paragraph (b)
  X   on May 14, 2014 pursuant to paragraph (b)
___ 60 days after filing pursuant to paragraph (a)(1)
        on (date) pursuant to paragraph (a)(1)
        75 days after filing pursuant to paragraph (a)(2)
        on (date) pursuant to paragraph (a)(2)

If appropriate, check the following box:

  X   This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Contents of Registration Statement

Cover Page

This Post-Effective Amendment No. 111 to the Registrant’s Registration Statement on Form N-1A under the Securities Act of 1933, as amended (the “Securities Act”) (Amendment No. 107 under the Investment Company Act of 1940, as amended (the “Investment Company Act”)) (“PEA No. 111”) is being filed pursuant to Rule 485(b)(1)(iii) under the Securities Act solely to designate May 14, 2014 as the new effective date for Post-Effective Amendment No. 107 of the Registrant’s Registration Statement under the Securities Act (Amendment No. 103 under the Investment Company Act), filed pursuant to Rule 485(a)(2) under the Securities Act on January 29, 2014, Edgar Accession No. 0001193125-14-026218 (“PEA No. 107”).  This PEA No. 111 neither amends nor supersedes any information contained in PEA No. 107.

Contents of Registration Statement

The Prospectuses and Statement of Additional Information for the Invesco Multi-Asset Inflation Fund are incorporated herein by reference to PEA No. 107.

Part C of the Registrant’s Registration Statement is incorporated herein by reference to PEA No. 107.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Houston, Texas on the 11th day of April, 2014

Registrant: AIM GROWTH SERIES
                      (INVESCO GROWTH SERIES)

BY: /s/ Philip A. Taylor
                                                                                           Philip A. Taylor, President

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

SIGNATURES	TITLE	DATE

/s/ Philip A. Taylor (Philip A. Taylor)	Trustee & President (Principal Executive Officer)	April 11, 2014
/s/ David C. Arch* (David C. Arch)	Trustee	April 11, 2014
/s/ Frank S. Bayley* (Frank S. Bayley)	Trustee	April 11, 2014
/s/ James T. Bunch* (James T. Bunch)	Trustee	April 11, 2014
/s/ Bruce L. Crockett* (Bruce L. Crockett)	Chair & Trustee	April 11, 2014
/s/ Rod Dammeyer* (Rod Dammeyer)	Trustee	April 11, 2014
/s/ Albert R. Dowden* (Albert R. Dowden)	Trustee	April 11, 2014
/s/ Martin L. Flanagan* (Martin L. Flanagan)	Trustee	April 11, 2014
/s/ Jack M. Fields* (Jack M. Fields)	Trustee	April 11, 2014
/s/ Prema Mathai-Davis* (Prema Mathai-Davis)	Trustee	April 11, 2014
/s/ Larry Soll* (Larry Soll)	Trustee	April 11, 2014
/s/ Hugo F. Sonnenschein* (Hugo F. Sonnenschein)	Trustee	April 11, 2014
/s/ Raymond Stickel, Jr.* (Raymond Stickel, Jr.)	Trustee	April 11, 2014
/s/ Wayne W. Whalen* (Wayne W. Whalen)	Trustee	April 11, 2014
/s/ Sheri Morris (Sheri Morris)	Vice President & Treasurer (Principal Financial and Accounting Officer)	April 11, 2014

*By /s/ Philip A. Taylor
                Philip A. Taylor
                Attorney-in-Fact

*Philip A. Taylor, pursuant to powers of attorney dated November 30, 2010, filed in Registrant’s Post-Effective Amendment No. 92 on December 23, 2010.